SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of balances of financial assets under IAS 39 to IFRS 9 (Details) - PEN (S/) S/ in Thousands	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Line Items]
Cash and due from banks	S/ 23,221,987
Cash collateral, reverse repurchase agreements and securities borrowings	7,480,420	S/ 4,288,524	S/ 4,082,942
At fair value through profit or loss :
Opening balance under IAS 39	5,613,356
Addition: From investments available for sale		25,370,413	24,331,543
At fair value through other comprehensive income (debt):
Opening balance under IAS 39	22,181,733
At fair value through other comprehensive income (Designated equity instruments)	653,539	48,800
Available for sale:
Opening balance under IAS 39	0
Amortized cost:
Opening balance under IAS 39	4,411,637
Held-to-maturity:
Opening balance under IAS 39	0
Loans, net	(95,770,509)
Financial assets designated at fair value through profit or loss	537,685
Premiums and other policies receivable	649,135
Accounts receivable from reinsurers and coinsurers	715,553
Due from customers on acceptances	532,034
Derivative receivables	701,826	1,092,107	766,317
Other assets	1,759,125	S/ 5,458,470	5,123,036
Total financial assets	164,228,539
Financial assets impaired [member]
Disclosure Of Significant Accounting Policies [Line Items]
Cash and due from banks	0
Cash collateral, reverse repurchase agreements and securities borrowings	0
At fair value through other comprehensive income (debt):
At fair value through other comprehensive income (Designated equity instruments)	0
Amortized cost:
Remeasurement: Expected loss (IFRS 9)	(1,736)
Held-to-maturity:
Loans, net	(206,768)
Financial assets designated at fair value through profit or loss	0
Premiums and other policies receivable	(7,694)
Accounts receivable from reinsurers and coinsurers	142
Due from customers on acceptances	0
Derivative receivables	0
Other assets	0
Total financial assets	216,340
Change of category [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Cash and due from banks	0
Cash collateral, reverse repurchase agreements and securities borrowings	0
At fair value through profit or loss :
Addition: From investments available for sale	1,588,619
At fair value through other comprehensive income (debt):
Addition: From investments available for sale	22,181,733
At fair value through other comprehensive income (Designated equity instruments)	653,539
Available for sale:
Subtraction: Reclassification to investments at fair value through profit or loss	(1,588,619)
Subtraction: Reclassification to investments at fair value through other comprehensive income (debt)	(22,181,733)
Subtraction: Reclassification to investments at fair value through other comprehensive income (Designated - equity)	(653,539)
Held-to-maturity:
Subtraction: Reclassification to investments at amortized cost	(4,413,373)
Loans, net	0
Financial assets designated at fair value through profit or loss	0
Premiums and other policies receivable	0
Accounts receivable from reinsurers and coinsurers	0
Due from customers on acceptances	0
Derivative receivables	0
Other assets	0
Total financial assets	0
Held to maturity [Member]
Held-to-maturity:
Total financial assets			S/ 4,069,015
In accordance with IFRS 9 [member]
Held-to-maturity:
Premiums and other policies receivable	19,949
Total financial assets	4,737,808
IAS 39 [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Cash and due from banks	23,221,987
Cash collateral, reverse repurchase agreements and securities borrowings	7,480,420
At fair value through profit or loss :
Closing balance under IFRS 9	4,024,737
At fair value through other comprehensive income (debt):
Closing balance under IFRS 9	0
At fair value through other comprehensive income (Designated equity instruments)	0
Available for sale:
Closing balance under IFRS 9	24,423,891
Amortized cost:
Closing balance under IFRS 9	0
Held-to-maturity:
Closing balance under IFRS 9	4,413,373
Loans, net	(95,977,277)
Financial assets designated at fair value through profit or loss	537,685
Premiums and other policies receivable	656,829
Accounts receivable from reinsurers and coinsurers	715,695
Due from customers on acceptances	532,034
Derivative receivables	701,826
Other assets	1,759,125
Total financial assets	164,444,879
IAS 39 [Member] | Held to maturity [Member]
Amortized cost:
Investments	S/ 4,413,373